Payments, by Government - Century Aluminum Company [Member] - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 0.0	$ 2.3	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 2.3
JAMAICA | Government of Jamaica [Member]
Total	$ 0.0	$ 2.3	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 2.3